Cover	Nov. 03, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	MP Materials Corp. / DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39277
Entity Tax Identification Number	84-4465489
Entity Address, Address Line One	6720 Via Austi Parkway, Suite 450
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	844-6111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	MP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001801368
Amendment Flag	false